CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended			36 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
OTHER INCOME (LOSS)
Interest	$ 15,727	$ 116,956	$ 242,170	$ 374,853
Litigation settlement (Note 13)	1,891,035	0	0	1,891,035
Gain on sale of marketable securities	7,373	772,698	241,621	1,021,692
Loss on impairment of marketable securities	(433,973)	0	0	(433,973)
Gain on sale of equipment	97,965	1,460,727	419,413	1,978,105
Gain on sale of subsidiaries (Note 10)	0	0	474,577	474,577
Gain on settlement of debt (Note 12)	8,089,095	1,304	0	8,090,399
Foreign currency gain (loss)	(33,769)	6,829	(21,907)	(48,847)
Total OTHER INCOME (LOSS)	9,633,453	2,358,514	1,355,874	13,347,841
EXPENSES
Corporate general and administrative	6,784,223	6,076,547	3,814,349	16,675,119
Exploration	940,122	1,291,527	0	2,231,649
Legal and accounting	1,490,716	518,216	446,611	2,455,543
Venezuelan operations	586,956	1,163,792	1,714,543	3,465,291
Arbitration (Note 3)	3,416,729	6,659,359	6,289,647	16,365,735
Equipment holding costs	1,037,600	1,669,254	1,567,181	4,274,035
Write-down of machinery and equipment	71,166	1,881,959	2,518,796	4,471,921
Total EXPENSES	14,327,512	19,260,654	16,351,127	49,939,293
Loss before interest expense	(4,694,059)	(16,902,140)	(14,995,253)	(36,591,452)
Interest expense	(5,331,042)	(6,710,253)	(6,641,877)	(18,683,172)
Net loss for the period	$ (10,025,101)	$ (23,612,393)	$ (21,637,130)	$ (55,274,624)
Net loss per share, basic and diluted	$ (0.16)	$ (0.40)	$ (0.37)
Weighted average common shares outstanding	61,377,173	59,470,615	57,754,492